Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Future Amortization Expense	Patents consist of the following:

	June 30,
	2015	2014

Patents	$880,000	$880,000
Less accumulated amortization	(251,000)	(180,000)

Patents, net	$629,000	$700,000

Schedule of Fixed Assets

Fixed assets are recorded at cost. After being placed in service, the fixed assets are depreciated using the straight-line method over estimated useful lives. Fixed assets consist of the following:

	Estimated	June 30,
	Useful Lives in years	2015	2014

Lab equipment	3 - 5	90,000	90,000
Less accumulated depreciation		(60,000)	(33,000)

Fixed assets, net		$30,000	$57,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2015	2014

Depreciation expense	$27,000	$27,000

Schedule of Amortization Expense	Aytu recorded the following amortization expense in the respective periods:

	Year Ended June 30,
	2015	2014

Amortization expense	$71,000	$70,000

Schedule of Future Amortization Expense	Future amortization from the year ended June 30, 2015 is as follows:

2016	$71,000
2017	71,000
2018	71,000
2019	71,000
2020	71,000
Thereafter	274,000

$629,000

Prostascint Business [Member]
Future Amortization Expense	Future amortization from the year ended June 30, 2015 is as follows:

2016	$159,000
2017	159,000
2018	159,000
2019	159,000
2020	159,000
Thereafter	775,000

$1,570,000